Subsequent Events	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2021
Subsequent Events [Line Items]
Subsequent Events

Note 20. Subsequent Events

Appgate, Inc. 2021 Incentive Compensation Plan

On October 12, 2021, our Board of Directors adopted the Appgate, Inc. 2021 Incentive Compensation Plan (the “2021 Plan”). The purpose of the 2021 Plan is to assist Appgate, Inc. and its related entities in attracting, motivating, retaining and rewarding high-quality executives and other employees, officers, directors, consultants and other persons who provide services to Appgate, Inc. or its related entities by enabling such persons to acquire or increase a proprietary interest in the Company in order to strengthen the mutuality of interests between such persons and the Company’s shareholders, and providing such persons with performance incentives to expend their maximum efforts in the creation of shareholder value. No grants or awards were made under the 2021 Plan during 2021. In 2022, our Board of Directors (or a designee thereof) approved certain grants of long-term incentive awards to executives, employees, officers and consultants of the Company (or a subsidiary thereof). As of March 25, 2022, there were 5,430,598 restricted stock units (“RSUs”) and 57,086 phantom stock units (“PSUs”) issued and outstanding to participants under the 2021 Plan, which are subject to certain vesting criteria. As of March 25, 2022, none of the RSUs and PSUs have vested.

Amendment to Note Purchase Agreement and Note Issuance Agreement and Waiver to Note Purchase Agreement and Registration Rights Agreement

As of February 9, 2022, the Company, Legacy Appgate, the holders of the Convertible Senior Notes (the “Noteholders”) and Magnetar, as representative of the Noteholders (the “Representative”), entered into an Amendment to Note Purchase Agreement and Note Issuance Agreement and Waiver to Note Purchase Agreement and Registration Rights Agreement (the “Amendment and Waiver”).

The Amendment and Waiver modifies: (i) the Note Purchase Agreement by (a) (1) extending the date by which the Representative or its affiliates may elect to consummate an Optional Closing (as defined in the Note Purchase Agreement) until the earlier of (x) 75 days after the Company closes a registered offering of equity securities in an aggregate amount of no less than $40.0 million and (y) October 31, 2022 and (2) requiring the Company’s consent to effect any Optional Closing, and (b) waiving, for the period of time set forth in the Amendment and Waiver, certain registration rights of the Noteholders; (ii) the Note Issuance Agreement to provide for the incurrence of certain subordinated indebtedness; and (iii) that certain Registration Rights Agreement, dated as of February 8, 2021 entered into by and among Legacy Appgate and the Noteholders, by waiving, for the period of time set forth in the Amendment and Waiver, certain registration rights of the Noteholders.

Revolving Credit Facility

On March 29, 2022, Legacy Appgate and SIS Holdings entered into a commitment letter, pursuant to which SIS Holdings agreed to provide to Legacy Appgate, subject to the satisfaction of the terms and conditions contained therein, a subordinated revolving credit facility in an aggregate principal amount of $50.0 million (the “Revolving Credit Facility”). This indebtedness would be contractually subordinated to the Convertible Senior Notes. SIS Holdings’ commitment to provide the Revolving Credit Facility will expire, and, if entered into, the Revolving Credit Facility will mature, on the earlier to occur of (a) June 30, 2023 and (b) the closing a registered offering of equity securities of the Company in an aggregate amount of not less than $50.0 million. Interest will accrue on amounts drawn under the Revolving Credit Facility at rate of 10.0% per annum, payable in cash on the maturity date.

Entry into the Revolving Credit Facility will be subject to customary closing conditions, including the execution and delivery of appropriate definitive documentation related to the Revolving Credit Facility, including customary terms, covenants and conditions, and there can be no assurance that such closing conditions will be satisfied or that the Revolving Credit Facility will be entered into prior to the expiration of SIS Holdings’ commitment or at all.

NEWTOWN LANE MARKETING, INCORPORATED [Member]
Subsequent Events [Line Items]
Subsequent Events

NOTE 7 — SUBSEQUENT EVENTS

In connection with Merger Agreement with Appgate described in Note 1, subsequent to September 30, 2021, Appgate paid an additional $7,373 on behalf of the Company and the amount is recorded as Due to Unrelated Party until the closing date.

NOTE 7 — SUBSEQUENT EVENTS

In connection with Merger Agreement with Appgate (see Note 1), the Merger Agreement provides that from the date of the Merger Agreement (February 8, 2021) through the date of closing, all expenses incurred by Newtown in connection with consummating the merger with Appgate that are payable by Newtown prior to the closing shall be paid by Appgate. Subsequent to March 31, 2021, Appgate has paid $101,436 on behalf of Newtown and the amount is recorded as advances from Appgate until the closing date. If the merger were not to close under certain circumstances, those expenses that are payable by Newtown or paid by Appgate on behalf of Newtown would be obligations of Newtown. The Merger is expected to be consummated in the second quarter of 2021, subject to the fulfillment of certain closing conditions.